Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of future minimum payments under non-cancelable operating leases

Year Ending December 31,	Amount
2017 (remainder of)	$67
2018	336
2019	316
2020	268
2021 and thereafter	5,915
Total minimum lease payments	$6,902

Solaris LLC
Schedule of future minimum payments under non-cancelable operating leases

Year Ending December 31,	Amount
2017	$48
2018	29
2019	29
2020	12
2021 and thereafter	—
Total minimum lease payments	$118